Derivative financial instruments (Tables)	12 Months Ended
Dec. 31, 2017
Derivative Financial Instruments
Disclosure of fair value measurement [text block]
	December 31, 2017			December 31, 2016
(€ million)	Fair value asset	Fair value liability	Level of Fair value	Fair value asset	Fair value liability	Level of Fair value
Non-hedging derivatives
Derivatives on exchange rate
- Currency swap	170	86	2	188	268	2
- Interest currency swap	41	45	2	38	83	2
- Outright	3	5	2	17	15	2
	214	136		243	366
Derivatives on interest rate
- Interest currency swap	9	5	2	10	12	2
	9	5		10	12
Derivatives on commodities
- Future	796	771	1	624	611	1
- Over the counter	81	97	2	133	120	2
- Options					1	2
- Other	1	2	2	4	5	2
	878	870		761	737
	1,101	1,011		1,014	1,115
Trading derivatives
Derivatives on commodities
- Over the counter	683	829	2	1,495	1,490	2
- Future	395	390	1	561	574	1
- Options	133	114	2	211	157	2
	1,211	1,333		2,267	2,221
Cash flow hedge derivatives
Derivatives on commodities
- Over the counter	227	21	2	309	150	2
- Future	35		1	1	18	1
	262	21		310	168
Option embedded in convertible bonds	16	16	2	46	46	2
Gross amount	2,590	2,381		3,637	3,550
Offsetting	(1,279)	(1,279)		(1,281)	(1,281)
Net amount	1,311	1,102		2,356	2,269
Of which:
- current	1,231	1,011		2,248	2,108
- non-current	80	91		108	161